Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 9,546	$ 13,935
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	9,546
Performance share units	16,506
Financial liabilities and contractual commitments, undiscounted cash flows	26,052
Non-Derivative Financial Instrument [Member] | 2022 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	9,546
Performance share units	165
Financial liabilities and contractual commitments, undiscounted cash flows	9,711
Non-Derivative Financial Instrument [Member] | 2023-2024 [member]
Non-derivative financial liabilities
Performance share units	15,844
Financial liabilities and contractual commitments, undiscounted cash flows	15,844
Non-Derivative Financial Instrument [Member] | 2025 - 2026 [member]
Non-derivative financial liabilities
Performance share units	497
Financial liabilities and contractual commitments, undiscounted cash flows	497
Non-Derivative Financial Instrument [Member] | 2026 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	0
Performance share units	0
Financial liabilities and contractual commitments, undiscounted cash flows	$ 0